Finance Lease Receivables (Tables)	12 Months Ended
Dec. 31, 2017
Finance Lease Receivables [Abstract]
Finance Lease Receivables

Finance lease receivables as of December 31, 2016 and 2017 are as follows and included in current and non-current trade and other receivables, net, in the consolidated statements of financial position:

		2016		2017
		Minimum lease payments	Present value of minimum lease payments	Minimum lease payments	Present value of minimum lease payments
		In millions of won
Less than 1 year	￦	55,708	12,225	49,542	13,067
1 ~ 5 years		423,152	214,176	381,181	203,990
More than 5 years		1,690,492	746,473	1,398,449	645,564

	￦	2,169,352	972,874	1,829,172	862,621